DISCLOSURE OF OTHER INFORMATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 24, 2020	Dec. 31, 2019
Statement [Line Items]
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 603,618		$ 353,618
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares		4,063,720
Ordinary shares [member]
Statement [Line Items]
Description of Ordinary Capital Share Types	100% of Capital corresponds to ordinary shares
Number of Authorized Shares by Type of Capital in Ordinary Shares	117,223,375		113,159,655
Nominal Value of Shares by Type of Capital in Ordinary Shares	$ 0.0051493		$ 0.0031249
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 603,618		$ 353,618
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	117,223,375		113,159,655